Janus Henderson High-Yield Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.51%	6.53%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.18%	1.03%	2.86%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.32%	1.56%	2.99%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	3.52%	5.35%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.